Quarterly Holdings Report
for
Fidelity® Climate Action Fund
February 28, 2025
CLA-NPRT3-0425
1.9901893.103
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 0.1%
Information Technology - 0.1%
Software - 0.1%
Materialise NV ADR (b)	6,673	35,100
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (b)	159	337,377
CANADA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	3,733	164,401
CHINA - 2.0%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
BYD Co Ltd A Shares (China)	8,700	434,607
Industrials - 0.9%
Electrical Equipment - 0.7%
Sungrow Power Supply Co Ltd A Shares (China)	27,860	272,255
Machinery - 0.2%
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	71,206
TOTAL CHINA		778,068
DENMARK - 0.9%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	2,183	198,034
Industrials - 0.3%
Electrical Equipment - 0.3%
Vestas Wind Systems A/S	9,054	127,514
TOTAL DENMARK		325,548
FRANCE - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	85	241,334
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	2,222	250,908
HONG KONG - 0.7%
Industrials - 0.7%
Machinery - 0.7%
Techtronic Industries Co Ltd	19,222	269,006
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	2,760	163,310
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	9,450	210,735
SOUTH AFRICA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Scatec ASA (b)(c)(d)	6,575	47,284
SWITZERLAND - 0.9%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (b)	3,445	167,014
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	1,746	187,105
TOTAL SWITZERLAND		354,119
UNITED KINGDOM - 1.2%
Financials - 0.4%
Capital Markets - 0.4%
London Stock Exchange Group PLC	997	149,079
Industrials - 0.8%
Professional Services - 0.8%
RELX PLC	6,326	303,816
TOTAL UNITED KINGDOM		452,895
UNITED STATES - 89.9%
Communication Services - 5.0%
Interactive Media & Services - 5.0%
Alphabet Inc Class A	11,153	1,899,133
Consumer Discretionary - 10.9%
Automobiles - 2.1%
Tesla Inc (b)	2,692	788,702
Broadline Retail - 1.9%
Amazon.com Inc (b)	3,438	729,819
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp	3,460	400,703
Household Durables - 1.7%
Mohawk Industries Inc (b)	2,369	278,571
TopBuild Corp (b)	1,203	368,587
		647,158
Specialty Retail - 3.1%
Lowe's Cos Inc	3,068	762,828
Williams-Sonoma Inc	2,098	408,228
		1,171,056
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd (b)	4,525	99,459
VF Corp	12,070	300,905
		400,364
TOTAL CONSUMER DISCRETIONARY		4,137,802

Consumer Staples - 1.4%
Personal Care Products - 1.4%
Kenvue Inc	23,176	546,954
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Centrus Energy Corp Class A (b)	1,430	129,744
Financials - 14.1%
Capital Markets - 6.7%
Intercontinental Exchange Inc	4,232	733,109
Moody's Corp	1,948	981,676
Morgan Stanley	6,180	822,620
		2,537,405
Consumer Finance - 3.2%
American Express Co	1,751	526,981
Capital One Financial Corp	3,462	694,304
		1,221,285
Financial Services - 2.9%
PayPal Holdings Inc (b)	4,298	305,373
Visa Inc Class A	2,234	810,294
		1,115,667
Insurance - 1.3%
Marsh & McLennan Cos Inc	2,097	498,750
TOTAL FINANCIALS		5,373,107

Health Care - 12.0%
Biotechnology - 2.0%
Gilead Sciences Inc	6,624	757,189
Health Care Equipment & Supplies - 1.4%
Intuitive Surgical Inc (b)	961	550,797
Health Care Providers & Services - 1.0%
Elevance Health Inc	922	365,923
Life Sciences Tools & Services - 4.0%
Agilent Technologies Inc	2,875	367,770
Bruker Corp	7,229	341,353
Mettler-Toledo International Inc (b)	165	209,999
Repligen Corp (b)	1,293	205,923
Thermo Fisher Scientific Inc	722	381,910
		1,506,955
Pharmaceuticals - 3.6%
GSK PLC	27,002	498,240
Haleon PLC	128,623	647,722
Roche Holding AG	726	241,780
		1,387,742
TOTAL HEALTH CARE		4,568,606

Industrials - 12.9%
Building Products - 2.0%
AZEK Co Inc/The Class A (b)	3,664	171,658
Tecnoglass Inc	1,935	142,532
Trane Technologies PLC	1,300	459,811
		774,001
Commercial Services & Supplies - 1.2%
Tetra Tech Inc	6,689	195,251
Veralto Corp	2,727	272,046
		467,297
Construction & Engineering - 1.3%
Fluor Corp (b)	6,525	248,146
Quanta Services Inc	921	239,119
		487,265
Electrical Equipment - 2.5%
Acuity Brands Inc	1,356	402,908
Eaton Corp PLC	1,005	294,787
NEXTracker Inc Class A (b)	5,678	249,945
		947,640
Industrial Conglomerates - 0.8%
3M Co	1,851	287,127
Machinery - 2.8%
Deere & Co	1,686	810,613
Ingersoll Rand Inc	3,089	261,885
		1,072,498
Professional Services - 2.3%
KBR Inc	5,246	257,211
UL Solutions Inc Class A	4,931	262,280
Verisk Analytics Inc	1,136	337,290
		856,781
TOTAL INDUSTRIALS		4,892,609

Information Technology - 31.6%
Communications Equipment - 1.5%
Ciena Corp (b)	3,258	259,239
Lumentum Holdings Inc (b)	2,440	171,605
Motorola Solutions Inc	355	156,278
		587,122
Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp Class A	5,437	362,104
Coherent Corp (b)	2,525	189,855
FARO Technologies Inc (b)	3,202	102,336
Flex Ltd (b)	7,776	294,633
Keysight Technologies Inc (b)	1,937	309,010
Mirion Technologies Inc Class A (b)	2,366	36,743
Zebra Technologies Corp Class A (b)	259	81,598
		1,376,279
IT Services - 1.6%
IBM Corporation	2,438	615,449
Semiconductors & Semiconductor Equipment - 8.5%
Aehr Test Systems (b)	8,274	79,760
Applied Materials Inc	2,252	355,974
Enphase Energy Inc (b)	2,172	124,521
First Solar Inc (b)	2,971	404,591
Monolithic Power Systems Inc	216	131,978
NVIDIA Corp	16,151	2,017,583
Synaptics Inc (b)	1,655	109,462
		3,223,869
Software - 10.4%
CyberArk Software Ltd (b)	1,280	465,728
DocuSign Inc (b)	5,363	446,041
Microsoft Corp	5,013	1,990,111
SailPoint Inc	300	7,200
Samsara Inc Class A (b)	3,972	189,385
Servicenow Inc (b)	464	431,409
Zoom Communications Inc Class A (b)	5,037	371,227
		3,901,101
Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc	9,441	2,283,211
TOTAL INFORMATION TECHNOLOGY		11,987,031

Materials - 1.7%
Chemicals - 1.4%
Linde PLC	882	411,938
PureCycle Technologies Inc (b)	9,063	93,349
		505,287
Metals & Mining - 0.3%
MP Materials Corp (b)	5,465	131,215
TOTAL MATERIALS		636,502

TOTAL UNITED STATES		34,171,488
TOTAL COMMON STOCKS (Cost $29,671,212)		37,801,573

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(e)(f) (Cost $8,329)	400	1,632

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(g) (Cost $12,000)	12,000	13,736

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $296,295)	4.35	296,235	296,295

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $29,987,836)	38,113,236
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(58,949)
NET ASSETS - 100.0%	38,054,287

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $47,284 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,284 or 0.1% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,368 or 0.0% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	8,330

Illuminated Holdings Inc 15%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	350,107	5,550,052	5,603,882	15,241	18	-	296,295	296,235	0.0%
Total	350,107	5,550,052	5,603,882	15,241	18	-	296,295	296,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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